Statement of changes in equity - USD ($) $ in Thousands	Share capital	Retained earnings	Parent net investment	Total
As at beginning at Dec. 31, 2019		$ 72,505	$ 266,976	$ 339,481
As at beginning (in shares) at Dec. 31, 2019	1
Profit (loss) for the year		(29,137)		(29,137)
Net changes in parent company net investment			43,022	43,022
As at end at Dec. 31, 2020		43,368	309,998	353,366
As at end (in shares) at Dec. 31, 2020	1
Profit (loss) for the year		166,495		166,495
Net changes in parent company net investment			(174,201)	(174,201)
As at end at Dec. 31, 2021		209,863	135,797	345,660
As at end (in shares) at Dec. 31, 2021	1
Profit (loss) for the year		13,539		13,539
Net changes in parent company net investment			(6,030)	(6,030)
As at end at Mar. 31, 2022		223,402	129,767	353,169
As at end (in shares) at Mar. 31, 2022	1
As at beginning at Dec. 31, 2021		209,863	135,797	345,660
As at beginning (in shares) at Dec. 31, 2021	1
Profit (loss) for the year		(5,359)		(5,359)
Net changes in parent company net investment			26,670	26,670
As at end at Dec. 31, 2022		204,504	162,467	366,971
As at end (in shares) at Dec. 31, 2022	1
Profit (loss) for the year		5,102		5,102
Net changes in parent company net investment			(7,771)	(7,771)
As at end at Mar. 31, 2023		$ 209,606	$ 154,696	$ 364,302
As at end (in shares) at Mar. 31, 2023	1